Cost Analysis - Summary of Depreciation, Amortisation and Impairment Analysis (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of sales and operating cost analysis [line items]
Amortisation of intangible assets	€ 61	€ 66
Impairment of property, plant and equipment (note 15)	36
Impairment of intangible assets (note 16)	(20)
Continuing operations [member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion	1,071	990	€ 987
Amortisation of intangible assets	61	61	62
Impairment of property, plant and equipment (note 15)	36
Impairment of intangible assets (note 16)	20		23
Total	1,188	1,051	1,072
Cost of sales [member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion	903	830	817
Impairment of property, plant and equipment (note 15)	36
Total	939	830	817
Cost of sales [member] | Continuing operations [member]
Cost of sales and operating cost analysis [line items]
Total	939	830	817
Operating costs [member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion	168	160	170
Amortisation of intangible assets	61	61	62
Impairment of intangible assets (note 16)	20		23
Total	€ 249	€ 221	€ 255